CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Revenue	$ 7,071,445	$ 4,997,979	$ 19,813,735	$ 13,601,031
Cost of revenue	3,580,073	2,540,288	9,507,498	6,440,475
Gross profit	3,491,372	2,457,691	10,306,237	7,160,556
Operating expenses
Sales and marketing	3,240,511	2,319,362	9,707,277	6,450,173
Research and development	1,040,065	688,540	3,435,070	1,915,521
General and administrative	3,426,872	1,577,049	11,260,003	4,219,938
Total operating expenses	7,707,448	4,584,951	24,402,350	12,585,632
Net loss from operations	(4,216,076)	(2,127,260)	(14,096,113)	(5,425,076)
Other income (expense)
Interest expense, net	(1,489,286)	(1,421,702)	(3,901,255)	(3,714,777)
Change in fair value of earnout liability	3,880,000		12,080,000
Change in fair value of debt	3,699,737		1,070,307
Change in fair value of warrant liability	593,621		1,857,460	(20,756)
Loss on debt extinguishment	(9,743,043)		(9,743,043)	(192,731)
Other expense	(3,963,756)		(4,493,400)
Total other income (expense), net	(7,022,727)	(1,421,702)	(3,129,931)	(3,928,264)
Net loss before income taxes	(11,238,803)	(3,548,962)	(17,226,044)	(9,353,340)
Net loss	$ (11,238,803)	$ (3,548,962)	$ (17,226,044)	$ (9,353,340)
Net loss per share attributable to common stockholders, basic	$ (0.70)	$ (0.14)	$ (1.07)	$ (0.38)
Net loss per share attributable to common stockholders, diluted	$ (0.70)	$ (0.14)	$ (1.07)	$ (0.38)
Weighted average shares attributable to common stockholders, basic	16,115,254	24,713,218	16,071,719	24,611,666
Weighted average shares attributable to common stockholders, diluted	16,115,254	24,713,218	16,071,719	24,611,666